Commitments and contingencies (Tables)	6 Months Ended
Jun. 30, 2014
Commitments and Contingencies [Abstract]
Schedule of Future Minimum Payments Under Operating Leases

As of June 30, 2014, the Group had the following operating lease obligations falling due:

Amount
US$
(Unaudited)
July 1, 2014 - June 30, 2015	5,909,797
July 1, 2015 - June 30, 2016	4,271,109
July 1, 2016 - June 30, 2017	1,269,626
July 1, 2017 - June 30, 2018	343,120
July 1, 2018 and thereafter	51,993

Total	11,845,645

Schedule of Capital Lease Obligations

As of June 30, 2014, the Group had the following minimum lease payments (excluding the portion of the payments representing executory costs, including any profit thereon) falling due:

Amount
US$
(Unaudited)
July 1, 2014 - June 30, 2015	5,652,699
July 1, 2015 - June 30, 2016	5,652,699
July 1, 2016 - June 30, 2017	5,652,699
July 1, 2017 - June 30, 2018	5,652,699
July 1, 2018 and thereafter	16,958,099
Total minimum lease payments	39,568,895
Less interest	(11,791,086)
Capital lease obligations	27,777,809
Less current maturities of capital lease obligations	(2,720,702)
Long-term capital lease obligations	25,057,107

Schedule of Outstanding Commitments

As of June 30, 2014, the Group had outstanding commitments with respect to non-cancelable construction contracts for real estate development and land use rights purchases as follows:

Amount
US$
(Unaudited)
July 1, 2014 - June 30, 2015	583,292,260
July 1, 2015 - June 30, 2016	267,192,414
July 1, 2016 - June 30, 2017	112,746,078
July 1, 2017 - June 30, 2018	2,333,139
July 1, 2018 and thereafter	-

Total	965,563,891